Trade and other receivables	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

	2026	2025
	$	$

Trade receivables	36,337	39,744
Allowance for expected credit losses	(5,624)	(6,445)

Trade receivables, net	30,713	33,299

Research and development tax credits receivable	7,772	7,626
Sales tax receivable	7,485	9,898
Accrued interest and other	1,631	2,254

Total trade and other receivables	47,601	53,077